Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Entity File Number	000-23970
Entity Registrant Name	BLACK ROCK PETROLEUM COMPANY
Entity Central Index Key	0001580095
Entity Tax Identification Number	68-0682015
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1361 Peltier Drive
Entity Address, City or Town	Point Roberts
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98281
City Area Code	(778)
Local Phone Number	814-7729
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false